Leases - Additional information (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Leases
Expense relating to short-term leases	₽ 60	₽ 198
Future minimum lease rentals under non-cancellable operating lease commitments for short term lease	₽ 21	₽ 32
Maximum
Leases
Average life of lease	9 years